Schedule of investments
Delaware Ivy VIP Global Growth
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.49%
Canada − 3.89%
Barrick Gold	57,245	$ 1,404,220
Canadian Natural Resources	65,310	4,047,914
		5,452,134
China − 1.09%
JD.com ADR †	26,499	1,533,497
		1,533,497
China/Hong Kong − 3.43%
AIA Group	132,200	1,380,417
Baidu ADR †	9,827	1,300,112
China Mengniu Dairy †	282,000	1,511,915
JD.com Class A †	1,614	45,870
Tencent Holdings	12,300	566,961
		4,805,275
Denmark − 1.42%
Genmab †	5,513	1,991,037
		1,991,037
France − 5.49%
Airbus †	26,039	3,142,087
BNP Paribas	31,593	1,805,371
LVMH Moet Hennessy Louis Vuitton	1,474	1,052,140
Vinci	16,666	1,702,810
		7,702,408
Germany − 4.89%
adidas AG	4,059	945,853
Deutsche Telekom	135,894	2,530,907
HelloFresh †	26,920	1,208,271
Infineon Technologies	52,394	1,772,491
RWE	9,268	403,552
		6,861,074
India − 4.19%
ICICI Bank	113,348	1,081,111
Larsen & Toubro	94,568	2,193,102
Reliance Industries	41,381	1,431,268
State Bank of India	181,405	1,172,030
		5,877,511
Italy − 2.19%
Ferrari	6,581	1,433,734
UniCredit	152,100	1,640,817
		3,074,551
Japan − 2.89%
ORIX	165,000	3,288,872
Subaru	48,000	762,384
		4,051,256
	Number of shares	Value (US $)
Common Stocks (continued)
Republic of Korea − 1.78%
Samsung Electronics	43,530	$ 2,490,917
		2,490,917
Taiwan − 2.40%
Taiwan Semiconductor Manufacturing ADR	32,245	3,361,864
		3,361,864
United Kingdom − 2.67%
AstraZeneca	13,882	1,840,934
Unilever	41,775	1,896,702
		3,737,636
United States − 62.16%
Abbott Laboratories	13,725	1,624,491
Adobe †	1,616	736,282
AGNC Investment	150,144	1,966,886
Alphabet Class A †	1,833	5,098,215
Amazon.com †	1,646	5,365,878
Ambarella †	19,764	2,073,639
Apple	13,933	2,432,841
Aptiv †	17,756	2,125,571
Autodesk †	6,645	1,424,356
Casey's General Stores	5,447	1,079,432
ConocoPhillips	32,252	3,225,200
Darden Restaurants	21,779	2,895,518
Eli Lilly & Co.	9,122	2,612,267
Ferguson	18,226	2,469,256
First Republic Bank	12,708	2,059,967
Frontier Communications Parent †	65,947	1,824,753
Goldman Sachs Group	2,056	678,686
Ingersoll Rand	68,212	3,434,474
Intercontinental Exchange	12,134	1,603,144
Intuit	6,766	3,253,363
Mastercard Class A	8,372	2,991,985
Microsoft	21,547	6,643,156
Monolithic Power Systems	1,905	925,220
Morgan Stanley	18,370	1,605,538
Pinnacle Financial Partners	4,967	457,361
Pinterest Class A †	28,151	692,796
Procter & Gamble	14,872	2,272,442
Raytheon Technologies	22,458	2,224,914
Regeneron Pharmaceuticals †	4,694	3,278,383
Schneider Electric	12,729	2,137,076
Skechers USA Class A †	50,464	2,056,913
Thermo Fisher Scientific	5,095	3,009,362
T-Mobile US †	8,391	1,076,985
Union Pacific	13,722	3,748,988
UnitedHealth Group	5,212	2,657,964
VeriSign †	8,812	1,960,318
NQ-IV096 [3/22] 5/22 (2218452)    1

Schedule of investments
Delaware Ivy VIP Global Growth (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
United States (continued)
Zimmer Biomet Holdings	11,268	$ 1,441,177
		87,164,797
Total Common Stocks (cost $108,805,176)		138,103,957

Preferred Stock – 1.05%
Germany − 1.05%
Volkswagen 3.05%	8,561	1,471,219
Total Preferred Stock (cost $2,218,428)		1,471,219

Short-Term Investments – 0.96%
Money Market Mutual Fund – 0.96%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	1,343,247	1,343,247
Total Short-Term Investments (cost $1,343,247)		1,343,247

Total Value of Securities−100.50% (cost $112,366,851)		140,918,423
Liabilities Net of Receivables and Other Assets — (0.50%)		(695,449)
Net Assets Applicable to 32,012,015 Shares Outstanding — 100.00%	$140,222,974

†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft

2    NQ-IV096 [3/22] 5/22 (2218452)